Schedule of Investments (unaudited)
June 30, 2025
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 0.1%
TimberHP by GO Lab, Inc.(a) (Cost: $—)	74,672	$ 501,049

		Par (000)
Corporate Bonds
Ground Transportation — 0.1%
Brightline East LLC, 11.00%, 01/31/30(b)	USD	346	256,040
Total Corporate Bonds — 0.1% (Cost: $248,471)			256,040
Municipal Bonds
Alabama — 3.9%
Baldwin County IDA, RB, AMT, Series A, 5.00%, 06/01/55(b)(c)		1,195	1,201,363
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(c)		1,100	1,098,120
County of Jefferson Sewer Revenue, Refunding RB, 5.25%, 10/01/49		3,020	3,051,748
Hoover IDB, RB, AMT, 6.38%, 11/01/50(c)		1,295	1,428,418
Mobile County IDA
RB, AMT, Series A, 5.00%, 06/01/54		5,740	5,475,684
RB, AMT, Series B, 4.75%, 12/01/54		3,970	3,625,126
Southeast Energy Authority A Cooperative District
RB, Series A, 4.00%, 11/01/51(c)		1,785	1,792,425
RB, Series A, 5.00%, 01/01/56(c)		1,000	1,017,558
			18,690,442
Arizona — 2.6%
Arizona IDA
RB, 5.00%, 07/01/45(b)		265	245,290
RB, 7.10%, 01/01/55(b)		900	906,779
RB, 5.00%, 07/01/55(b)		285	250,196
RB, Series B, 5.13%, 07/01/47(b)		195	183,151
Refunding RB, 5.50%, 07/01/52(b)		610	561,568
Refunding RB, Series A, 5.00%, 07/01/26(b)		125	126,055
Refunding RB, Series A, 5.13%, 07/01/37(b)		605	606,825
Refunding RB, Series G, 5.00%, 07/01/47(b)		185	173,385
City of Phoenix IDA (The), RB, 5.00%, 07/01/46(b)		570	533,233
County of Pima IDA (The)
RB, 5.13%, 07/01/39		145	136,178
RB, 5.25%, 07/01/49		180	155,527
Refunding RB, 4.00%, 06/15/51(b)		625	475,755
Refunding RB, 5.00%, 07/01/56(b)		295	234,091
Glendale IDA, RB, 5.00%, 05/15/56		305	257,242
La Paz County IDA, RB, 5.88%, 06/15/48(b)		285	266,845
Maricopa County IDA
RB, 5.25%, 10/01/40(b)		280	252,653
RB, 5.50%, 10/01/51(b)		280	239,825
RB, AMT, 4.00%, 10/15/47(b)		5,970	5,121,228
Refunding RB, Series A, 4.13%, 09/01/38		230	221,270
Sierra Vista IDA
RB, 5.00%, 06/15/34(b)		45	46,237
RB, 5.00%, 06/15/44(b)		395	370,475
RB, 5.00%, 06/15/54(b)		440	394,681
RB, 6.38%, 06/15/64(b)		445	452,506
			12,210,995
Security		Par (000)	Value
Arkansas — 0.7%
Arkansas Development Finance Authority
RB, AMT, 5.45%, 09/01/52	USD	2,000	$ 1,990,794
RB, AMT, 5.70%, 05/01/53		350	354,133
RB, AMT, Series A, 6.88%, 07/01/48(b)		900	960,588
			3,305,515
California — 8.4%
California HFA
RB, Series 2021-3, Class A, 3.25%, 08/20/36		924	861,338
RB, Series S, 8.00%, 07/01/67(b)(c)		1,575	1,577,200
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Series A, 9.50%, 01/01/65(b)(c)		19,770	18,733,217
California Municipal Finance Authority
RB, 5.63%, 07/01/44(b)		150	149,206
RB, AMT, 4.00%, 07/15/29		2,500	2,442,407
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)		2,250	2,017,745
California School Finance Authority, Refunding RB, 5.00%, 07/01/51(b)		300	296,634
California Statewide Financing Authority
RB, 6.00%, 05/01/43		315	315,024
RB, 6.00%, 05/01/43		85	85,007
City of Los Angeles Department of Airports
RB, AMT, 5.25%, 05/15/47		1,500	1,517,693
Refunding RB, AMT, Series D, 4.00%, 05/15/51		4,000	3,409,091
CSCDA Community Improvement Authority
RB, 4.00%, 10/01/46(b)		1,055	824,900
RB, 4.00%, 07/01/56(b)		205	156,070
RB, 4.00%, 03/01/57(b)		505	358,620
RB, 4.00%, 07/01/58(b)		300	168,571
RB, 4.00%, 07/01/58(b)		265	176,839
RB, Series A, 3.00%, 09/01/56(b)		1,090	702,952
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, 0.00%, 06/01/66(d)		38,855	4,087,615
Hastings Campus Housing Finance Authority, RB, Series A, 0.00%, 07/01/61(b)		1,045	490,239
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(d)		3,845	1,748,639
			40,119,007
Colorado — 4.8%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47		1,000	914,416
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/48		500	456,429
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)		500	423,401
Baseline Metropolitan District No. 1, GO, Series B, 6.75%, 12/15/54		530	530,086
Canyons Metropolitan District No. 5, GO, Refunding, Series B, 6.50%, 12/15/54		500	498,598
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)		155	140,425
Colorado Educational & Cultural Facilities Authority
RB, Series B, 8.50%, 02/01/59(b)		3,190	3,241,136
Refunding RB, 4.00%, 12/01/30(b)		100	97,972
Refunding RB, 5.00%, 12/15/45(b)		500	462,376
Colorado Health Facilities Authority
RB, 5.50%, 11/01/47		120	123,997
RB, 5.25%, 11/01/52		305	308,441
RB, Series A, 5.00%, 05/15/35		250	213,040
RB, Series A, 5.00%, 05/15/44		270	204,986
RB, Series A, 5.00%, 05/15/49		420	303,476

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colorado (continued)
Creekwalk Marketplace Business Improvement District
Refunding RB, Series A, 6.00%, 12/01/54	USD	2,025	$ 1,844,949
Refunding RB, Series B, 8.00%, 12/15/54		513	515,487
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40		950	940,277
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33		500	500,623
Gold Hill North Business Improvement District, GO, Series A, 5.60%, 12/01/54(b)		500	466,032
Highlands Metropolitan District No. 1, GO, 5.00%, 12/01/51		575	467,301
Independence Metropolitan District No. 3
GO, Series B, 7.13%, 12/15/54		500	502,727
GO, Refunding, Series A, 5.38%, 12/01/54		680	642,704
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%, 12/01/50		500	367,971
Loretto Heights Community Authority, RB, 4.88%, 12/01/51		570	429,640
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48		500	478,599
North Range Metropolitan District No. 3, GO, Series A, 5.25%, 12/01/50		500	483,670
Orchard Park Place South Metropolitan District, GO, 6.00%, 12/01/54(b)		940	949,508
Palisade Metropolitan District No. 2, Refunding RB, Series B, 0.00%, 12/15/54(b)		1,020	923,617
Redtail Ridge Metropolitan District, GO, 0.00%, 12/01/32(d)		3,999	2,401,142
Riverpark Metropolitan District/Arapahoe County, GO, 6.00%, 12/01/42		500	483,659
Sojourn at Idlewild Metropolitan District, GO, Series A, 6.13%, 12/01/55(b)		500	495,451
Southlands Metropolitan District No. 1, GO, Refunding, Series A-1, 5.00%, 12/01/37		250	250,243
St. Vrain Lakes Metropolitan District No. 4, GO, Series A, 0.00%, 09/20/54(b)		765	547,082
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51		560	496,007
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48		500	462,370
			22,567,838
Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority
RB, 5.38%, 07/01/54		775	751,553
RB, Series A, 5.00%, 01/01/55(b)		570	461,039
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)		2,430	2,429,693
Stamford Housing Authority
Refunding RB, Series A, 6.50%, 10/01/55		375	375,233
Refunding RB, Series A, 6.25%, 10/01/60		260	251,538
			4,269,056
Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)		663	617,315
Town of Bridgeville
Special Tax Bonds, 5.25%, 07/01/44(b)		100	98,349
Special Tax Bonds, 5.63%, 07/01/53(b)		100	98,508
Town of Milton
Special Tax Bonds, 5.70%, 09/01/44(b)		150	149,809
Special Tax Bonds, 5.95%, 09/01/53(b)		300	301,325
			1,265,306
Security		Par (000)	Value
District of Columbia — 1.0%
District of Columbia, Refunding RB, 5.00%, 06/01/46	USD	580	$ 543,563
District of Columbia Tobacco Settlement Financing Corp.
RB, Series A, 0.00%, 06/15/46(d)		625	157,455
RB, Series B, 0.00%, 06/15/46(d)		10,325	2,440,620
RB, Series C, 0.00%, 06/15/55(d)		17,300	1,817,745
			4,959,383
Florida — 13.2%
Alachua County Housing Finance Authority, RB, Series A, 6.30%, 07/01/55(b)(c)		250	251,626
Antillia Community Development District, Special Assessment RB, 5.88%, 05/01/54		220	221,567
Arbors Community Development District, Special Assessment RB, 5.50%, 05/01/55(b)		1,000	928,880
Bella Collina Community Development District, Special Assessment RB, 5.30%, 05/01/55		155	142,156
Berry Bay II Community Development District, Special Assessment RB, 5.45%, 05/01/54		225	217,082
Brevard County Health Facilities Authority
Refunding RB, 4.00%, 11/15/26(b)		475	474,648
Refunding RB, 4.00%, 11/15/28(b)		510	507,644
Refunding RB, 4.00%, 11/15/30(b)		555	537,014
Refunding RB, 4.00%, 11/15/34(b)		650	600,668
Buckhead Trails Community Development District
Special Assessment RB, 5.60%, 05/01/44		350	340,115
Special Assessment RB, Series 2022, 5.75%, 05/01/52		210	212,365
Capital Projects Finance Authority
RB, 6.63%, 06/15/59(b)		145	144,648
RB, Series 1, 9.00%, 06/15/42(b)		115	115,003
RB, Series 1, 7.50%, 06/15/65(b)		925	927,740
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31		345	342,909
Capital Trust Agency, Inc.
RB, 5.00%, 01/01/55(b)		1,570	1,282,759
RB, 4.88%, 06/15/56(b)		1,335	1,044,144
RB, 0.00%, 07/01/61(b)(d)		7,255	558,585
RB, Series A, 5.00%, 06/15/49(b)		100	86,743
RB, Series A, 5.75%, 06/01/54(b)		420	311,176
RB, Series A, 5.00%, 12/15/54		285	247,835
Capital Trust Authority
RB, Series A, 5.00%, 07/01/44(b)		200	184,215
RB, Series A, 5.25%, 07/01/54(b)		350	314,658
Refunding RB, Series A, 4.75%, 06/15/40(b)		135	127,403
Refunding RB, Series A, 5.13%, 06/15/50(b)		125	115,339
Refunding RB, Series A, 5.25%, 06/15/59(b)		170	154,611
Celebration Pointe Community Development District No. 1, Special Assessment RB, 5.13%, 05/01/45(e)(f)		235	176,250
Coastal Ridge Community Development District
Special Assessment RB, 5.75%, 05/01/45		600	603,809
Special Assessment RB, 6.00%, 05/01/55		465	464,176
Coral Creek Community Development District, Special Assessment RB, 5.75%, 05/01/54		140	140,444
County of Lee Airport Revenue, RB, AMT, 5.25%, 10/01/49		2,145	2,147,907
County of Miami-Dade Seaport Department, Refunding RB, AMT, Series A, 5.25%, 10/01/52		460	456,851
County of Osceola Transportation Revenue
Refunding RB, Series A-2, 0.00%, 10/01/46(d)		935	305,613
Refunding RB, Series A-2, 0.00%, 10/01/47(d)		900	263,042
Refunding RB, Series A-2, 0.00%, 10/01/48(d)		635	185,279
Refunding RB, Series A-2, 0.00%, 10/01/49(d)		525	143,708

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Florida (continued)
Crossings Community Development District, Special Assessment RB, 5.60%, 05/01/54	USD	145	$ 142,885
Crosswinds East Community Development District, Special Assessment RB, 5.75%, 05/01/54		105	105,116
Curiosity Creek Community Development District
Special Assessment RB, 5.40%, 05/01/44(b)		110	109,254
Special Assessment RB, 5.70%, 05/01/55(b)		180	172,953
Cypress Creek Reserve Community Development District
Special Assessment RB, 05/01/45(g)		200	200,953
Special Assessment RB, 05/01/56(g)		300	300,451
Darby Community Development District, Special Assessment RB, Series 2, 5.88%, 05/01/35		600	601,572
Escambia County Health Facilities Authority
Refunding RB, 4.00%, 08/15/45		3,060	2,552,365
Refunding RB, (AGM), 3.00%, 08/15/50		2,500	1,721,978
Florida Development Finance Corp.
RB, 5.25%, 06/01/55(b)		645	582,689
RB, 5.13%, 06/15/55(b)		2,490	2,029,037
RB, Series A, 6.13%, 06/15/44(b)		45	45,006
RB, Series C, 5.75%, 12/15/56(b)		370	288,272
RB, AMT, 6.13%, 07/01/32(b)(c)		1,375	1,390,660
RB, AMT, Series A, 4.38%, 10/01/54(b)(c)		680	676,019
RB, AMT, Series A, 10.00%, 07/15/59(b)(c)		2,330	2,377,421
Refunding RB, 4.00%, 06/01/46(b)		300	235,444
Refunding RB, Series A, 4.50%, 12/15/56(b)		1,085	724,663
Refunding RB, AMT, 12.00%, 07/15/32(b)(c)		1,610	1,731,049
Refunding RB, AMT, (AGM), 5.00%, 07/01/44		1,960	1,917,261
Refunding RB, AMT, (AGM), 5.25%, 07/01/47		500	500,927
Refunding RB, AMT, (AGM), 5.25%, 07/01/53		1,100	1,092,237
Gardens at Hammock Beach Community Development District, Special Assessment RB, Series 2, 5.88%, 05/01/55		710	694,303
Gas Worx Community Development District, Special Assessment RB, 5.75%, 05/01/45(b)		450	450,622
Golden Gem Community Development District, Special Assessment RB, 6.00%, 05/01/55		1,185	1,189,816
Grand Oaks Community Development District
Special Assessment RB, 4.25%, 05/01/40		210	188,235
Special Assessment RB, 4.50%, 05/01/52		235	198,810
Greenbriar Community Development District
Special Assessment RB, 5.65%, 05/01/45		185	186,221
Special Assessment RB, 5.88%, 05/01/54		220	216,942
Hammock Oaks Community Development District
Special Assessment RB, 5.85%, 05/01/44		265	267,582
Special Assessment RB, 5.55%, 05/01/45(b)		220	217,004
Special Assessment RB, 5.75%, 05/01/55(b)		335	321,590
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%, 05/01/33		370	342,596
Hillcrest Preserve Community Development District, Special Assessment RB, 5.30%, 05/01/54(b)		270	254,799
Hobe-St. Lucie Conservancy District, Special Assessment RB, 5.88%, 05/01/55		165	163,698
Ibis Landing Community Development District
Special Assessment RB, 06/15/45(g)		100	100,390
Special Assessment RB, 06/15/55(g)		125	123,803
Kings Creek I Community Development District, Special Assessment RB, 6.00%, 05/01/55		430	425,833
Lakes of Sarasota Community Development District 2
Special Assessment RB, Series A, 5.50%, 05/01/45		630	599,174
Special Assessment RB, Series A, 5.70%, 05/01/55		765	696,649
Security		Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District
Special Assessment RB, 3.25%, 05/01/29	USD	225	$ 219,051
Special Assessment RB, 4.75%, 05/01/29		180	181,421
Special Assessment RB, 4.88%, 05/01/35		150	149,822
Special Assessment RB, 4.40%, 05/01/39		520	478,898
Special Assessment RB, 5.30%, 05/01/39		205	205,631
Special Assessment RB, 5.30%, 05/01/44		100	98,824
Special Assessment RB, 5.45%, 05/01/48		365	360,342
Special Assessment RB, 5.55%, 05/01/54		105	102,822
Special Assessment RB, 5.50%, 05/01/55		765	738,742
Lee County IDA, RB, Series B-1, 4.75%, 11/15/29		260	261,572
Lowery Hills Community Development District
Special Assessment RB, 5.63%, 05/01/45(b)		160	156,929
Special Assessment RB, 5.85%, 05/01/55(b)		220	210,401
LT Ranch Community Development District
Special Assessment RB, 5.50%, 05/01/44		205	206,419
Special Assessment RB, 5.85%, 05/01/54		150	151,522
LTC Ranch West Residential Community Development District, Special Assessment RB, 5.70%, 05/01/44		115	112,605
Malabar Springs Community Development District
Special Assessment RB, 5.20%, 05/01/44		165	161,130
Special Assessment RB, 5.50%, 05/01/54		250	242,961
Marion Ranch Community Development District, Special Assessment RB, 5.95%, 05/01/54		285	288,177
Newfield Community Development District, Special Assessment RB, 5.90%, 05/01/56		805	798,417
Normandy Community Development District, Special Assessment RB, 5.55%, 05/01/54(b)		415	406,236
North AR-1 Pasco Community Development District
Special Assessment RB, Series A, 5.75%, 05/01/44		85	87,065
Special Assessment RB, Series A, 6.00%, 05/01/54		90	91,849
Orange County Health Facilities Authority
RB, 5.00%, 08/01/35		250	250,276
Refunding RB, Series A, 4.50%, 10/01/56		5,145	4,669,023
Parker Road Community Development District, Special Assessment Refunding RB, 3.38%, 05/01/30		335	325,325
Parrish Lakes Community Development District, Special Assessment RB, 5.80%, 05/01/54		465	449,250
Parrish Plantation Community Development District
Special Assessment RB, 5.80%, 05/01/44		120	123,333
Special Assessment RB, 6.05%, 05/01/54		230	235,514
Pioneer Ranch Community Development District, Special Assessment RB, 5.30%, 05/01/55		1,000	897,907
Poitras East Community Development District, Special Assessment RB, 5.00%, 05/01/43		355	339,847
Portico Community Development District
Special Assessment RB, Series 2, 3.25%, 05/01/31		100	94,642
Special Assessment RB, Series 2, 4.00%, 05/01/50		425	333,579
Preserve at South Branch Community Development District, Special Assessment RB, 3.50%, 11/01/30		200	194,883
Reflection Bay Community Development District
Special Assessment RB, 5.63%, 05/01/45		125	125,237
Special Assessment RB, 5.88%, 05/01/55		205	201,985
Sandridge Community Development District, Special Assessment RB, Series A1, 4.00%, 05/01/51		130	106,970
Seminole County IDA, Refunding RB, 5.75%, 11/15/54		595	530,620
Seminole Palms Community Development District, Special Assessment RB, 5.50%, 05/01/55(b)		270	261,701
Shadowlawn Community Development District, Special Assessment RB, 5.85%, 05/01/54		920	879,921
Solaeris Community Development District, Special Assessment RB, 05/01/45(b)(g)		720	716,978

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Florida (continued)
Southern Groves Community Development District No. 5, Special Assessment Refunding RB, 3.60%, 05/01/34	USD	365	$ 330,844
Tolomato Community Development District
Special Assessment RB, 4.80%, 05/01/44		600	545,786
Special Assessment RB, 5.13%, 05/01/54		605	533,786
Tradition Community Development District No. 9
Special Assessment RB, 5.40%, 05/01/45		160	155,717
Special Assessment RB, 5.65%, 05/01/56		225	214,283
Trout Creek Community Development District, Special Assessment RB, 5.00%, 05/01/28		135	136,596
Village Community Development District No. 15, Special Assessment RB, 5.25%, 05/01/54(b)		440	429,049
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49		705	699,742
West Villages Improvement District
Special Assessment RB, 4.75%, 05/01/39		190	182,273
Special Assessment RB, 5.00%, 05/01/50		290	270,122
Special Assessment RB, 5.63%, 05/01/54		220	216,807
Westside Community Development District, Special Assessment Refunding RB, 3.75%, 05/01/29(b)		605	596,267
Westside Haines City Community Development District, Special Assessment RB, 6.00%, 05/01/54		165	162,769
Windward at Lakewood Ranch Community Development District, Special Assessment RB, 4.25%, 05/01/52		165	133,015
			62,469,774
Georgia — 0.4%
Atlanta Development Authority (The)
TA, Series A-1, 5.00%, 04/01/34(b)		470	462,261
TA, Series A-2, 5.50%, 04/01/39(b)		720	714,636
Development Authority of Cobb County (The), RB, Series A, 6.38%, 06/15/58(b)		145	141,277
East Point Business & IDA, RB, Series A, 5.25%, 06/15/62(b)		150	101,250
Municipal Electric Authority of Georgia, RB, 5.00%, 07/01/52		645	638,650
			2,058,074
Illinois — 3.7%
Chicago Board of Education
GO, Series A, 5.00%, 12/01/42		1,500	1,379,581
GO, Series A, 7.00%, 12/01/46(b)		250	259,191
GO, Series D, 5.00%, 12/01/46		1,620	1,512,146
GO, Series D, 5.00%, 12/01/46		685	639,569
GO, Refunding, Series B, 4.00%, 12/01/41		930	799,890
GO, Refunding, Series C, 5.00%, 12/01/34		625	627,221
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49		3,000	2,998,792
City of Chicago, GO, Series A, 6.00%, 01/01/50		1,640	1,690,497
City of Marion Sales Tax Revenue
RB, 6.38%, 06/01/45		600	585,524
RB, 6.63%, 06/01/55		1,120	1,094,154
County of Cook, RB, 6.50%, 01/01/45		1,125	1,142,067
Illinois Finance Authority, Refunding RB, 6.13%, 02/01/45		150	150,014
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46		2,000	1,773,556
Metropolitan Pier & Exposition Authority
RB, 5.50%, 06/15/53		390	390,295
RB, 5.00%, 06/15/57		660	628,586
Refunding RB, 4.00%, 06/15/50		1,895	1,573,050
Village of Lincolnwood Il, RB, Series B, 5.75%, 12/01/43(b)		265	268,153
			17,512,286
Security		Par (000)	Value
Indiana — 0.5%
City of Valparaiso, Refunding RB, AMT, 4.50%, 01/01/34(b)	USD	175	$ 179,367
Indiana Finance Authority
RB, AMT, Series A, 6.75%, 05/01/39		640	703,958
Refunding RB, Series A, 5.25%, 03/01/50		475	462,872
Refunding RB, Series A, 5.38%, 03/01/55		555	541,200
Indianapolis Local Public Improvement Bond Bank, RB, Series E, 6.00%, 03/01/53		400	416,167
			2,303,564
Iowa — 0.6%
Iowa Finance Authority
Refunding RB, Series A, 5.13%, 05/15/59		725	676,683
Refunding RB, Series E, 4.00%, 08/15/46		570	493,066
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, 3.50%, 12/01/44		2,000	1,522,728
			2,692,477
Kentucky — 0.9%
City of Henderson, RB, AMT, 4.70%, 01/01/52(b)		1,895	1,714,590
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(c)		2,310	2,321,205
			4,035,795
Louisiana — 0.9%
Louisiana Public Facilities Authority
RB, 6.00%, 06/15/59(b)		480	473,878
RB, Series A, 5.25%, 06/01/60(b)		1,225	936,763
RB, Series A, 6.50%, 06/01/62(b)		150	138,347
RB, AMT, 5.50%, 09/01/59		1,335	1,355,081
RB, AMT, Series R2, 6.50%, 10/01/53(b)(c)		505	534,783
Parish of St. James, RB, Series 2, 6.35%, 07/01/40(b)		950	1,010,026
			4,448,878
Maine — 0.6%
Finance Authority of Maine
RB, Series B, 9.50%, 06/01/32		150	151,361
RB, AMT, 8.50%, 06/01/35		600	501,917
RB, AMT, Series A, 8.50%, 06/01/32		150	150,147
Refunding RB, AMT, 4.63%, 12/01/47(b)(c)		400	388,644
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(b)		2,100	1,857,256
			3,049,325
Maryland — 1.6%
City of Baltimore
RB, 4.88%, 06/01/42		170	166,875
Refunding TA, 3.20%, 06/01/30(b)		200	188,736
Refunding TA, 3.25%, 06/01/31(b)		225	210,043
Refunding TA, 3.30%, 06/01/32(b)		500	461,539
Refunding TA, 3.35%, 06/01/33(b)		540	493,879
Refunding TA, 3.40%, 06/01/34(b)		570	515,879
Refunding TA, 3.45%, 06/01/35(b)		610	547,694
Maryland Community Development Administration, RB, Series 1, (FNMA COL), 4.35%, 02/01/44		2,500	2,315,944
Maryland EDC, RB, AMT, 5.25%, 06/30/47		570	569,103
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)		1,940	1,965,988
			7,435,680
Massachusetts — 0.8%
Massachusetts Development Finance Agency
RB, 5.00%, 01/01/48		1,000	999,949
RB, 5.00%, 10/01/54		710	602,311
RB, Series A, 5.00%, 01/01/47		500	483,357
RB, Series N, 5.00%, 07/01/44		500	480,627
Refunding RB, 5.00%, 10/01/57(b)		500	458,885

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Massachusetts (continued)
Massachusetts HFA
Refunding RB, AMT, Series A, 4.45%, 12/01/42	USD	310	$ 287,425
Refunding RB, AMT, Series A, 4.50%, 12/01/47		490	455,398
			3,767,952
Michigan — 0.3%
Michigan Strategic Fund
RB, 5.00%, 11/15/42		210	200,934
RB, AMT, 4.00%, 10/01/61(c)		1,200	1,195,724
			1,396,658
Minnesota — 0.7%
City of Deephaven, Refunding RB, 5.25%, 07/01/37		605	605,101
City of Eagan, RB, Series A, 6.38%, 02/01/55(b)		100	91,380
City of Forest Lake, Refunding RB, 5.00%, 07/01/56		2,140	1,690,788
Housing & Redevelopment Authority of the City of St. Paul, RB, Series A, 5.50%, 07/01/38(b)		240	241,828
Minnesota HFA, RB, Series M, (GNMA/FNMA/FHLMC COL), 6.00%, 01/01/53		600	636,560
			3,265,657
Missouri — 0.3%
City of St. Louis IDA (The)
Refunding RB, Series A, 4.38%, 11/15/35		215	197,746
Refunding RB, Series A, 5.75%, 06/15/54		585	576,614
Kansas City IDA
RB, Series A-1, 5.00%, 06/01/46(b)		290	269,107
RB, Series A-1, 5.00%, 06/01/54(b)		185	165,215
RB, Series C, 7.50%, 11/15/46(e)(f)		64	49,901
Refunding RB, 2.00%, 11/15/46(e)(f)		52	2,387
Refunding RB, 5.00%, 11/15/46(e)(f)		116	77,370
Kansas City Land Clearance Redevelopment Authority, TA, 5.00%, 02/01/40(b)		260	253,790
			1,592,130
Nebraska — 0.1%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45		500	484,690
Nevada — 0.1%
City of Las Vegas Special Improvement District No. 613
Special Assessment RB, 5.25%, 12/01/47		110	105,734
Special Assessment RB, 5.50%, 12/01/53		100	97,448
Tahoe-Douglas Visitors Authority
RB, 5.00%, 07/01/40		215	217,186
RB, 5.00%, 07/01/45		280	279,608
			699,976
New Hampshire — 3.4%
New Hampshire Business Finance Authority
RB, 5.38%, 12/01/31(b)		1,245	1,240,862
RB, 5.95%, 12/01/31(b)		395	399,002
RB, 0.00%, 04/01/32(b)(d)		550	366,540
RB, 0.00%, 12/15/33(b)(d)		4,735	2,828,862
RB, 5.88%, 12/15/33(b)		1,240	1,244,346
RB, 5.25%, 12/01/35(b)		4,950	4,876,883
RB, 5.38%, 12/15/35(b)		1,710	1,710,492
RB, Series 2024-1, Class A, 4.25%, 07/20/41		616	571,810
RB, Series 2025-1, Class B, 5.75%, 04/28/42		770	773,203
RB, Series A, 4.13%, 08/15/40		320	282,880
RB, Series A, 4.15%, 10/20/40(c)		1,080	1,041,131
RB, Series A, 4.25%, 08/15/46		365	301,778
RB, Series A, 4.50%, 08/15/55		755	608,551
			16,246,340
Security		Par (000)	Value
New Jersey — 2.3%
New Jersey EDA
RB, 5.25%, 11/01/54(b)	USD	945	$ 797,221
RB, AMT, 6.50%, 04/01/31		65	67,222
RB, AMT, 6.38%, 01/01/35(b)		1,330	1,347,919
Refunding RB, Series A, 6.00%, 08/01/49(b)		250	250,022
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51		1,065	935,640
New Jersey Higher Education Student Assistance Authority
RB, AMT, Series B, 4.25%, 12/01/45		275	266,088
Refunding RB, AMT, Series C, 4.25%, 12/01/50		1,540	1,281,834
Refunding RB, AMT, Sub-Series C, 3.63%, 12/01/49		820	609,502
New Jersey Transportation Trust Fund Authority
RB, Series AA, 5.25%, 06/15/41		205	205,023
RB, Series AA, 4.00%, 06/15/45		3,000	2,636,379
Tobacco Settlement Financing Corp., Refunding RB, Sub- Series B, 5.00%, 06/01/46		2,410	2,316,808
			10,713,658
New York — 6.0%
Build NYC Resource Corp.
RB, Series A, 6.13%, 07/01/43		385	424,554
RB, Series A, 6.38%, 07/01/53		705	764,380
Refunding RB, AMT, 5.00%, 01/01/35(b)		485	485,049
County of Cattaraugus, RB, 5.00%, 05/01/44		195	191,256
Hempstead Town Local Development Corp., RB, 5.00%, 07/01/44		500	485,131
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56		125	103,893
Metropolitan Transportation Authority, RB, Series B, 3.00%, 11/15/25		165	164,770
New York City Housing Development Corp., RB, Series C-1, 4.20%, 11/01/44		1,000	920,707
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42		915	781,458
New York Counties Tobacco Trust VI, Refunding RB, Series 2B, 5.00%, 06/01/51		835	711,190
New York State Dormitory Authority, Refunding RB, Series A, 3.00%, 03/15/51		800	546,044
New York State Thruway Authority
Refunding RB, Series A, 4.00%, 03/15/49		3,690	3,215,809
Refunding RB, Series B, 4.00%, 01/01/45		1,190	1,064,562
New York Transportation Development Corp.
RB, AMT, 5.63%, 04/01/40		500	513,965
RB, AMT, 4.00%, 04/30/53		640	509,920
RB, AMT, 6.00%, 06/30/54		7,000	7,231,756
RB, AMT, 5.50%, 06/30/60		5,000	5,001,096
Refunding RB, AMT, 5.38%, 08/01/36		865	877,186
Suffolk Regional Off-Track Betting Corp.
RB, 5.00%, 12/01/34		405	417,476
RB, 5.75%, 12/01/44		700	720,965
RB, 6.00%, 12/01/53		1,000	1,023,444
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.25%, 05/15/58		200	177,113
Westchester County Local Development Corp.
Refunding RB, 5.00%, 07/01/41(b)		510	486,715
Refunding RB, 5.00%, 07/01/56(b)		560	491,799
Westchester Tobacco Asset Securitization Corp.
Refunding RB, Sub-Series C, 4.00%, 06/01/42		670	546,665
Refunding RB, Sub-Series C, 5.13%, 06/01/51		500	428,933
			28,285,836

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
North Carolina — 0.2%
North Carolina HFA, RB, (GNMA/FNMA/FHLMC), 6.00%, 07/01/53	USD	735	$ 782,871
North Carolina Medical Care Commission, Refunding RB, Series A, 5.25%, 01/01/41		230	218,603
			1,001,474
North Dakota — 0.1%
City of Grand Forks, RB, Series A, (AGM), 5.00%, 12/01/53		350	346,870
Ohio — 3.4%
Buckeye Tobacco Settlement Financing Authority
Refunding RB, Series B-2, 5.00%, 06/01/55		8,470	7,194,551
Refunding RB, Series B-3, 0.00%, 06/01/57(d)		14,410	1,352,616
Cleveland-Cuyahoga County Port Authority
Refunding RB, Series A, 5.38%, 01/01/39(b)		145	143,103
Refunding RB, Series A, 5.88%, 01/01/49(b)		330	319,104
County of Hamilton
Refunding RB, 5.00%, 01/01/46		190	184,184
Refunding RB, 4.00%, 08/15/50		915	781,474
County of Hardin
Refunding RB, 5.00%, 05/01/30		140	137,402
Refunding RB, 5.25%, 05/01/40		145	134,886
Refunding RB, 5.50%, 05/01/50		670	605,341
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)		765	725,675
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(b)		4,715	4,230,501
State of Ohio, RB, AMT, Series P-3, 5.00%, 06/30/53		370	349,540
			16,158,377
Oklahoma — 1.4%
Oklahoma Development Finance Authority
RB, 7.25%, 09/01/51(b)		3,290	3,196,268
RB, Series B, 5.50%, 08/15/52		580	571,654
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)		235	219,414
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45		965	954,123
Tulsa Municipal Airport Trust Trustees, Refunding RB, AMT, 6.25%, 12/01/40		1,755	1,890,531
			6,831,990
Oregon — 1.8%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%, 11/15/50		200	185,949
Clackamas County School District No. 12 North Clackamas, GO, Series A, (School Bond Guaranty), 0.00%, 06/15/38(d)		275	144,273
Oregon State Facilities Authority, RB, 5.25%, 06/15/55(b)		305	261,116
Port of Morrow, GO, Series A, 5.15%, 10/01/26(b)		3,515	3,529,178
Salem Hospital Facility Authority, Refunding RB, 4.00%, 05/15/49		5,000	4,198,415
Yamhill County Hospital Authority, Refunding RB, 5.00%, 11/15/36		300	275,124
			8,594,055
Pennsylvania — 2.9%
Allegheny Community Broadband, Inc.
RB, 7.75%, 09/01/45(b)		160	155,940
RB, 8.00%, 09/01/51(b)		185	181,432
Allentown Neighborhood Improvement Zone Development Authority
RB, Series A, 5.25%, 05/01/32(b)		100	102,479
RB, Series A, 5.25%, 05/01/42(b)		100	96,775
Security		Par (000)	Value
Pennsylvania (continued)
Beaver County IDA, Refunding RB, Series B, 3.75%, 10/01/47	USD	1,380	$ 1,106,320
Doylestown Hospital Authority
Refunding RB, 5.00%, 07/01/31(b)		125	134,576
Refunding RB, 5.38%, 07/01/39(b)		290	314,068
Geisinger Authority, Refunding RB, Series 1, 4.00%, 02/15/47		3,200	2,751,188
Montgomery County Higher Education & Health Authority, Refunding RB, 4.00%, 09/01/49		1,135	948,138
Montgomery County IDA, RB, 5.00%, 11/15/45		875	845,950
Pennsylvania Economic Development Financing Authority
RB, AMT, 5.75%, 06/30/48		490	505,138
RB, AMT, 5.25%, 06/30/53		770	765,205
Refunding RB, Series B, 5.25%, 12/01/38(c)		455	458,240
Refunding RB, Series C, 5.25%, 12/01/37(c)		795	800,661
Refunding RB, AMT, 5.50%, 11/01/44		500	499,987
Pennsylvania Higher Education Assistance Agency
RB, AMT, Series 1A, 4.75%, 06/01/46		885	870,704
RB, AMT, Series B, 3.00%, 06/01/47		1,010	681,733
RB, AMT, Sub-Series 1C, 5.00%, 06/01/51		165	151,097
Philadelphia Authority for Industrial Development
RB, 5.25%, 11/01/52		235	236,773
RB, Series A, 4.00%, 07/01/49		2,000	1,739,751
School District of Philadelphia (The), GO, Series A, 5.50%, 09/01/48		265	275,174
			13,621,329
Puerto Rico — 6.9%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)		17,040	856,135
Commonwealth of Puerto Rico
GO, Series A, 0.00%, 07/01/33(d)		537	370,048
GO, Series A1, 5.63%, 07/01/29		1,049	1,118,199
GO, Series A1, 5.75%, 07/01/31		440	483,527
GO, Series A1, 4.00%, 07/01/33		418	411,156
GO, Series A1, 4.00%, 07/01/35		375	362,454
GO, Series A1, 4.00%, 07/01/37		322	305,908
GO, Series A1, 4.00%, 07/01/41		438	389,986
GO, Series A1, 4.00%, 07/01/46		455	387,620
GO, Sub-Series CW, 0.00%, 11/01/43(c)(e)(f)		2,153	1,323,866
GO, Sub-Series CW/PRIFA, 0.00%, 11/01/51(c)(e)(f)		14,563	7,703,844
Puerto Rico Electric Power Authority
RB, Series A, 5.00%, 07/01/29(e)(f)		385	185,762
RB, Series A, 7.00%, 07/01/33(e)(f)		1,795	866,087
RB, Series A, 6.75%, 07/01/36(e)(f)		775	373,937
RB, Series A, 5.00%, 07/01/42(e)(f)		325	156,812
RB, Series A, 7.00%, 07/01/43(e)(f)		175	84,437
RB, Series A-1, 10.00%, 07/01/19(e)(f)		42	20,270
RB, Series A-2, 10.00%, 07/01/19(e)(f)		212	102,262
RB, Series A-3, 10.00%, 07/01/19(e)(f)		177	85,411
RB, Series B-3, 10.00%, 07/01/19(e)(f)		177	85,411
RB, Series C-1, 5.40%, 01/01/18(e)(f)		486	234,662
RB, Series C-2, 5.40%, 07/01/18(e)(f)		486	234,701
RB, Series C-3, 5.40%, 01/01/20(e)(f)		49	23,725
RB, Series C-4, 5.40%, 07/01/20(e)(f)		49	23,725
RB, Series CCC, 5.25%, 07/01/26(e)(f)		125	60,313
RB, Series CCC, 5.00%, 07/01/27(e)(f)		545	262,962
RB, Series CCC, 5.25%, 07/01/28(e)(f)		70	33,775
RB, Series D-1, 7.50%, 01/01/20(e)(f)		426	205,351
RB, Series D-2, 7.50%, 01/01/20(e)(f)		840	405,467
RB, Series D-4, 7.50%, 07/01/20(e)(f)		145	69,961
RB, Series TT, 5.00%, 07/01/18(e)(f)		160	77,200
RB, Series TT, 5.00%, 07/01/25(e)(f)		45	21,713
RB, Series TT, 5.00%, 07/01/26(e)(f)		190	91,675

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority
RB, Series TT, 5.00%, 07/01/32(e)(f)	USD	395	$ 190,587
RB, Series WW, 5.50%, 07/01/17(e)(f)		110	53,075
RB, Series WW, 5.50%, 07/01/18(e)(f)		95	45,838
RB, Series WW, 5.50%, 07/01/19(e)(f)		70	33,775
RB, Series WW, 5.38%, 07/01/22(e)(f)		940	453,550
RB, Series WW, 5.38%, 07/01/24(e)(f)		65	31,363
RB, Series WW, 5.00%, 07/01/28(e)(f)		165	79,612
RB, Series WW, 5.25%, 07/01/33(e)(f)		75	36,188
RB, Series WW, 5.50%, 07/01/38(e)(f)		220	106,150
RB, Series XX, 5.25%, 07/01/27(e)(f)		50	24,125
RB, Series XX, 5.25%, 07/01/35(e)(f)		30	14,475
RB, Series XX, 5.75%, 07/01/36(e)(f)		600	289,500
RB, Series XX, 5.25%, 07/01/40(e)(f)		2,320	1,119,400
Refunding RB, Series AAA, 5.25%, 07/01/22(e)(f)		160	77,200
Refunding RB, Series AAA, 5.25%, 07/01/28(e)(f)		265	127,862
Refunding RB, Series AAA, 5.25%, 07/01/29(e)(f)		40	19,300
Refunding RB, Series DDD, 5.00%, 07/01/19(e)(f)		895	431,837
Refunding RB, Series UU, 0.00%, 07/01/17(c)(e)(f)		30	14,475
Refunding RB, Series UU, 0.00%, 07/01/18(c)(e)(f)		30	14,475
Refunding RB, Series UU, 0.00%, 07/01/20(c)(e)(f)		250	120,625
Refunding RB, Series UU, 3.95%, 07/01/31(c)(e)(f)		300	144,750
Refunding RB, Series ZZ, 5.00%, 07/01/17(e)(f)		70	33,775
Refunding RB, Series ZZ, 5.25%, 07/01/19(e)(f)		235	113,387
Refunding RB, Series ZZ, 5.25%, 07/01/23(e)(f)		930	448,725
Refunding RB, Series ZZ, 5.25%, 07/01/24(e)(f)		150	72,375
Refunding RB, Series ZZ, 5.00%, 07/01/28(e)(f)		75	36,188
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
RB, AMT, Series A-1, 6.75%, 01/01/45		165	184,090
RB, AMT, Series A-2, 6.50%, 01/01/42		110	122,463
RB, AMT, Series A-2, 6.75%, 01/01/45		165	184,034
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/33(d)		496	355,369
RB, Series A-1, 0.00%, 07/01/46(d)		4,361	1,389,869
RB, Series A-1, 4.75%, 07/01/53		3,377	3,086,422
RB, Series A-2, 4.54%, 07/01/53		317	276,972
RB, Series A-2, 4.78%, 07/01/58		6,146	5,575,550
RB, Series B-1, 0.00%, 07/01/46(d)		477	152,076
			32,877,819
Rhode Island — 0.1%
Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/01/52(d)		1,715	306,356
South Carolina — 0.8%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(c)		1,880	1,993,121
South Carolina Jobs EDA
RB, 6.75%, 12/01/60(b)		1,315	1,277,158
RB, 7.50%, 08/15/62(b)		325	294,833
South Carolina Public Service Authority, Refunding RB, Series B, 4.00%, 12/01/56		200	163,863
			3,728,975
Tennessee — 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%, 10/01/49		220	178,246
Metropolitan Government Nashville & Davidson County IDB, Special Assessment RB, 0.00%, 06/01/43(b)(d)		655	272,016
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, (AGM), 5.25%, 07/01/48		935	967,496
Security		Par (000)	Value
Tennessee (continued)
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(c)	USD	2,320	$ 2,467,683
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(c)		1,750	1,839,105
			5,724,546
Texas — 6.2%
Angelina & Neches River Authority, RB, AMT, 7.50%, 12/01/45(b)(e)(f)		510	50,750
Arlington Higher Education Finance Corp.
RB, 5.63%, 08/15/54(b)		1,305	989,522
RB, 7.88%, 11/01/62(b)		280	283,093
Beaumont Housing Authority, RB, Series A, 6.50%, 07/01/55(b)		345	335,157
City of Anna, Special Assessment RB, 5.75%, 09/15/54(b)		315	312,289
City of Bastrop
Special Assessment RB, 5.38%, 09/01/45(b)		110	107,951
Special Assessment RB, 5.63%, 09/01/55(b)		220	212,720
City of Buda
Special Assessment RB, 6.00%, 09/01/55(b)		345	335,606
Special Assessment RB, 6.75%, 09/01/55(b)		685	658,396
City of Celina
Special Assessment RB, 5.38%, 09/01/45(b)		110	106,814
Special Assessment RB, 5.50%, 09/01/45(b)		100	97,589
Special Assessment RB, 5.50%, 09/01/54(b)		450	428,812
Special Assessment RB, 5.63%, 09/01/55(b)		110	103,556
Special Assessment RB, 5.63%, 09/01/55(b)		190	180,557
City of Corpus Christi
Special Assessment RB, 5.38%, 09/15/31		100	98,966
Special Assessment RB, 6.13%, 09/15/44		152	144,559
Special Assessment RB, 6.50%, 09/15/54		227	216,903
City of Crandall
Special Assessment RB, 5.25%, 09/15/45(b)		100	95,441
Special Assessment RB, 5.50%, 09/15/55(b)		225	211,552
City of Fate, Special Assessment RB, 5.75%, 08/15/54(b)		100	96,830
City of Friendswood, Special Assessment RB, 7.00%, 09/15/54		657	656,023
City of Houston Airport System Revenue
RB, AMT, 4.00%, 07/01/41		700	605,083
RB, AMT, Series B, 5.50%, 07/15/39		410	423,370
RB, AMT, Series B-1, 5.00%, 07/15/30		395	394,627
Refunding RB, AMT, 5.00%, 07/01/29		1,500	1,500,204
Refunding RB, AMT, Series C, 5.00%, 07/15/27		1,410	1,415,726
Refunding RB, AMT, Sub-Series A, 4.00%, 07/01/41		3,590	3,238,491
City of Lavon, Special Assessment RB, 5.50%, 09/15/54(b)		750	717,396
City of Oak Point, Special Assessment RB, 5.25%, 09/15/54(b)		305	280,311
City of Pilot Point
Special Assessment RB, 6.38%, 09/15/55(b)		105	104,741
Special Assessment RB, 6.38%, 09/15/55(b)		100	99,900
City of Princeton
Special Assessment RB, 4.38%, 09/01/31(b)		50	50,143
Special Assessment RB, 5.00%, 09/01/44(b)		100	98,688
Special Assessment RB, 5.13%, 09/01/44(b)		100	97,676
Special Assessment RB, 5.38%, 09/01/45(b)		95	93,464
Special Assessment RB, 5.38%, 09/01/45(b)		110	107,748
Special Assessment RB, 5.25%, 09/01/54(b)		150	145,125
Special Assessment RB, 5.38%, 09/01/54(b)		172	163,970
Special Assessment RB, 5.63%, 09/01/55(b)		155	150,483
Special Assessment RB, 5.63%, 09/01/55(b)		150	144,855
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45		500	467,791
City of Seagoville, Special Assessment RB, 09/15/54(b)(g)		245	254,305

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Texas (continued)
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(b)	USD	100	$ 91,713
Club Municipal Management District No. 1, Special Assessment RB, 5.38%, 09/01/55(b)		180	170,361
County of Denton
Special Assessment RB, 5.88%, 12/31/45(b)		440	440,461
Special Assessment RB, 6.13%, 12/31/55(b)		635	637,398
County of Hays, Special Assessment RB, 7.00%, 09/15/45		200	200,646
Del Valle ISD, GO, (Permanent School Fund GTD), 4.00%, 06/15/47		1,335	1,189,896
Fort Bend County IDC, RB, Series B, 4.75%, 11/01/42		1,465	1,342,880
New Hope Cultural Education Facilities Finance Corp.
RB, Series A, 5.00%, 08/15/51(b)		250	230,054
RB, Series A, 6.75%, 10/01/52		800	800,491
RB, Series A, 5.00%, 01/01/55		200	171,665
RB, Series A, 6.50%, 10/01/55		140	140,172
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)		1,175	997,049
Newark Higher Education Finance Corp., RB, Series A, 5.50%, 08/15/35(b)		300	300,358
Port of Beaumont Navigation District
Refunding RB, AMT, 3.63%, 01/01/35(b)		690	618,322
Refunding RB, AMT, 4.00%, 01/01/50(b)		1,975	1,514,541
Texas Community Housing & EDC, RB, Series A1, 6.25%, 01/01/65(b)		1,350	1,242,505
Texas Private Activity Bond Surface Transportation Corp.
RB, AMT, 5.00%, 06/30/58		315	301,104
RB, AMT, 5.50%, 12/31/58		1,050	1,073,698
Texas Transportation Commission State Highway 249 System
RB, 0.00%, 08/01/40(d)		1,000	478,074
RB, 0.00%, 08/01/42(d)		655	276,617
Texas Water Development Board, RB, 4.00%, 10/15/45		1,295	1,167,730
			29,662,918
Utah — 1.2%
Black Desert Public Infrastructure District, Special Assessment RB, 5.63%, 12/01/53(b)		390	387,043
MIDA Mountain Veterans Program Public Infrastructure District, TA, 5.20%, 06/01/54(b)		800	740,499
Mida Mountain Village Public Infrastructure District
TA, Series 1, 5.13%, 06/15/54(b)		710	656,315
TA, Series 2, 5.75%, 06/15/44(b)		500	502,676
SkyRidge Pegasus Infrastructure Financing District, Special Assessment RB, 5.25%, 12/01/44(b)		1,140	1,065,571
Utah Charter School Finance Authority
RB, Series A, 5.00%, 06/15/52(b)		285	234,863
Refunding RB, 5.00%, 10/15/44		1,615	1,615,074
Refunding RB, 5.00%, 06/15/55(b)		230	199,631
Utah Infrastructure Agency
RB, 5.50%, 10/15/44		120	124,074
RB, 5.50%, 10/15/48		115	117,246
Wood Ranch Public Infrastructure District, Special Assessment RB, 5.63%, 12/01/53(b)		130	125,423
			5,768,415
Vermont — 0.4%
East Central Vermont Telecommunications District
RB, Series A, 4.75%, 12/01/40(b)		695	606,703
RB, Series A, 4.50%, 12/01/44(b)		705	573,188
RB, Series A, 6.88%, 12/01/46(b)		785	823,023
			2,002,914
Security		Par (000)	Value
Virginia — 0.5%
Ballston Quarter Community Development Authority
TA, Series A, 5.50%, 03/01/46	USD	92	$ 91,213
TA, Series A, 0.00%, 03/01/59		220	187,907
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/55		285	241,582
James City County EDA
RB, Series A, 6.88%, 12/01/58		345	368,047
RB, Series C3, 5.25%, 12/01/27		250	250,277
Lower Magnolia Green Community Development Authority
Special Assessment RB, 5.00%, 03/01/35(b)		230	228,118
Special Assessment RB, 5.00%, 03/01/45(b)		85	79,614
Norfolk Redevelopment & Housing Authority
RB, 4.00%, 01/01/29		205	198,100
RB, 5.00%, 01/01/49		365	315,267
Virginia Beach Development Authority
RB, Series A, 7.00%, 09/01/53		360	393,212
RB, Series B3, 5.38%, 09/01/29		235	237,511
			2,590,848
Washington — 0.9%
King County Public Hospital District No. 4, GO, Refunding, 5.00%, 12/01/30		200	199,056
Washington State Housing Finance Commission
RB, 6.00%, 07/01/59(b)		100	100,020
RB, Series A, 5.00%, 07/01/50(b)		310	274,711
RB, Series A, 5.75%, 01/01/53(b)		200	181,223
RB, Series A, 5.88%, 01/01/59(b)		160	144,930
RB, Series B2, 3.95%, 07/01/29(b)		775	775,409
Refunding RB, 5.00%, 01/01/26(b)		190	190,345
Refunding RB, 5.00%, 01/01/43(b)		1,935	1,786,170
Refunding RB, 6.00%, 01/01/45(b)		210	210,057
Refunding RB, Series A, 5.00%, 07/01/48		190	186,424
			4,048,345
West Virginia — 0.3%
City of Martinsburg, RB, Series A-1, 4.63%, 12/01/43		430	355,178
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48		1,215	1,030,682
			1,385,860
Wisconsin — 6.9%
Public Finance Authority
RB, 6.25%, 10/01/31(b)(e)(f)		195	16,575
RB, 0.00%, 12/15/32(b)(d)		1,206	754,913
RB, 5.50%, 12/15/32(b)		1,620	1,571,183
RB, 5.75%, 12/15/33(b)		3,305	3,222,490
RB, 0.00%, 01/01/35(b)(d)		1,030	570,120
RB, 4.50%, 01/01/35(b)		650	618,889
RB, 0.00%, 12/15/38(b)(d)		795	357,728
RB, 5.00%, 06/15/41(b)		210	167,041
RB, 6.85%, 11/01/46(b)(e)(f)		275	137,500
RB, 7.00%, 11/01/46(b)(e)(f)		155	77,500
RB, 5.38%, 07/15/47(b)		335	324,172
RB, 7.00%, 10/01/47(b)(e)(f)		195	16,575
RB, 5.63%, 06/15/49(b)		1,395	1,287,885
RB, 5.00%, 06/15/51(b)		195	148,363
RB, 5.25%, 12/01/51(b)		1,060	703,227
RB, 5.75%, 12/01/54(b)		1,015	1,008,595
RB, 5.00%, 06/15/55(b)		550	380,087
RB, 5.00%, 06/15/55(b)		2,750	2,117,629
RB, 5.00%, 07/01/55(b)		880	772,536
RB, 5.00%, 01/01/56(b)		875	697,384
RB, 4.75%, 06/15/56(b)		440	342,797
RB, 5.00%, 06/15/56(b)		145	107,381

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wisconsin (continued)
Public Finance Authority
RB, 0.00%, 01/01/60(b)(d)	USD	19,530	$ 1,365,826
RB, Series A, 7.75%, 07/01/43(b)		1,920	1,950,936
RB, Series A, 5.00%, 12/15/44(b)		120	109,366
RB, Series A, 5.63%, 06/15/49(b)		840	761,416
RB, Series A, 5.00%, 12/15/54(b)		350	299,511
RB, Series A, 7.50%, 07/01/59(b)		2,020	2,231,531
RB, Series A, 6.45%, 04/01/60(b)		345	321,731
RB, Series A, 01/01/61(b)(g)		1,715	1,756,314
RB, Series A, 07/01/65(b)(c)(g)		720	701,193
RB, Series A-4, 5.50%, 11/15/32(b)		1,750	1,698,214
RB, AMT, 4.00%, 09/30/51		2,025	1,592,035
RB, AMT, 4.25%, 07/01/54		560	451,567
RB, AMT, 4.00%, 03/31/56		680	525,773
Refunding RB, 5.25%, 05/15/52(b)		1,135	1,064,205
Refunding RB, AMT, Series B, 5.00%, 07/01/42		750	721,782
Wisconsin Health & Educational Facilities Authority
RB, Series A, 5.50%, 08/15/44		1,305	1,336,476
RB, Series A, 5.75%, 08/15/54		350	355,126
Wisconsin Housing & EDA, RB, Series A, 4.55%, 07/01/37		165	165,677
			32,809,249
Wyoming — 0.1%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51		775	678,823
Total Municipal Bonds — 94.3% (Cost: $475,457,794)			447,985,455
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Alabama — 1.1%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53		5,095	5,345,177
District of Columbia — 1.1%
District of Columbia Income Tax Secured Revenue, Refunding RB, Series A, 5.00%, 06/01/50		5,000	5,122,524
Massachusetts — 2.0%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/54		9,450	9,594,673
New York — 3.6%
New York City Housing Development Corp., RB, Series D- 1-B, 4.25%, 11/01/45		1,000	920,379
New York City Transitional Finance Authority Revenue, RB, Sub-Series H-1, 5.00%, 11/01/50		7,500	7,645,747
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/54		4,365	4,436,874
Port Authority of New York & New Jersey, RB, AMT, Series 221, 4.00%, 07/15/55		5,015	4,229,716
			17,232,716
Security		Par (000)	Value
Texas — 1.1%
Sabine-Neches Navigation District, GO, 5.25%, 02/15/52	USD	5,000	$ 5,066,638
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.9% (Cost: $43,658,126)			42,361,728
Total Long-Term Investments — 103.4% (Cost: $519,364,391)			491,104,272
Short-Term Securities
Municipal Bonds
Georgia — 1.0%
Roswell Development Authority, RB, Series A, VRDN, (Truist Bank LOC), 3.90%, 07/01/25(i)		4,900	4,900,000
New York — 2.0%
New York City Municipal Water Finance Authority, RB, VRDN, (JPMorgan Chase Bank NA SBPA), 4.00%, 07/01/25(i)		7,850	7,850,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series A4, VRDN, (Barclays Bank plc SBPA), 3.90%, 07/01/25(i)		1,600	1,600,000
			9,450,000
Total Short-Term Securities — 3.0% (Cost: $14,350,000)			14,350,000
Total Investments — 106.4% (Cost: $533,714,391)			505,454,272
Liabilities in Excess of Other Assets — (0.1)%			(648,534)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.3)%			(29,702,003)
Net Assets — 100.0%			$ 475,103,735

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	When-issued security.
(h)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series E Portfolio
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ —	$ 501,049	$ 501,049
Corporate Bonds	—	256,040	—	256,040
Municipal Bonds	—	447,985,455	—	447,985,455
Municipal Bonds Transferred to Tender Option Bond Trusts	—	42,361,728	—	42,361,728
Short-Term Securities
Municipal Bonds	—	14,350,000	—	14,350,000
Unfunded Commitments(a)	—	—	1,240,131	1,240,131
	$ —	$ 504,953,223	$ 1,741,180	$ 506,694,403

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $29,425,000 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
COL	Collateralized
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-By Bond Purchase Agreements
TA	Tax Allocation
VRDN	Variable Rate Demand Note